Stockholders' Equity (Deficit) (Details)	12 Months Ended		3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Non-employee warrant activity under 2010 Plan [Member]	Mar. 31, 2014 Options
Number Outstanding
Outstanding at Beginning of Period			150,556	5,672,464
Granted	5,187,587	25,588		180,000
Exercised	(32,054)
Canceled/forfeited/expired			(555)	(79,637)
Outstanding at End of Period			150,001	5,772,827